OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease
SCHEDULE OF AGGREGATE RIGHT OF USE ASSETS AND RELATED LEASE LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	59,852	44,577
Operating lease liabilities, current	12,346	13,091
Operating lease liabilities, non-current	45,360	29,395
Total operating lease liabilities	57,706	42,486

SCHEDULE OF LEASE COST	The components of lease cost were as follows:
	Year Ended December 31,
	2023	2024
	RMB	RMB
Operating lease cost	14,097	15,130
Short-term lease cost	5,682	5,227
Total	19,779	20,357

SCHEDULE OF OPERATING LEASE PAYMENTS INCLUDING RENTAL PAYMENTS

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2024 to the present value of its operating lease payments, including rental payments for lease renewal options the Group is reasonably certain to exercise:

As of December 31, 2024
RMB
2025	14,405
2026	12,502
2027	12,115
2028	6,152
Total undiscounted lease payments	45,174
Less: imputed interest	(2,688)
Total operating lease liabilities	42,486

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases was as follows:

	Year Ended December 31,
	2023	2024
	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating lease liabilities	13,460	14,806
Lease liability arising from obtaining Right-of-use assets.	29,734	2,111
Modification to operating lease liabilities and right-of-use assets	—	(4,342)